Significant Accounting Policies - Going Concern (Details) - Forge Nano, Inc. - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 30, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Nov. 30, 2025
Significant Accounting Policies
Net losses		$ 11,676	$ 13,983	$ 43,174	$ 26,984
Cash flows from operations		6,745	3,550	34,346	23,772
Accumulated deficit		140,764		129,088
Cash and cash equivalents		$ 17,326		$ 9,061
Substantial doubt		true		true
Issuance of preferred stock			33,933	$ 45,131	6,290
Rent expense		$ 2,397	$ 181	$ 7,358	$ 762
Trust account						$ 240,000
Pledges in the PIPE round		$ 130,000
Subsequent events
Significant Accounting Policies
Deposits assets	$ 10,000
Rent expense	2,800
Series D | Subsequent events
Significant Accounting Policies
Issuance of preferred stock	$ 24,039